OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07109
Invesco Insured Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Securities
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-IMS-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—103.49%

Alabama—0.68%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$400	$390,236

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	225	214,218

				604,454

Alaska—1.30%

Alaska Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(b)	5.25%	12/01/26	1,350	1,162,984

Arizona—2.46%

Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	210	201,642

Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	300	284,430

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	100	86,602

Series 2010, RB	5.13%	05/15/40	100	88,741

Phoenix (City of) Civic Improvement Corp.; Series 2002 B, Sr. Lien RB (INS-NATL) (a)(b)	5.75%	07/01/18	1,500	1,541,925

				2,203,340

California—17.41%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	465	469,845

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/26	375	149,996

Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	725	198,099

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	500	437,130

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	839,010

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	190	56,542

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	970	237,184

Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/29	1,605	459,191

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	2,000	1,631,700

Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	2,000	2,001,900

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	250	228,173

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)	5.00%	07/01/25	1,000	1,017,380

Roseville Joint Union High School District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/26	1,425	513,698

Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	1,000	1,005,280

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	09/01/30	1,600	421,408

San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	1,525	1,433,622

Southern California Public Power Authority (Magnolia Power); Series 2003-1 A, RB (INS-AMBAC) (a)	5.00%	07/01/21	3,500	3,570,595

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
| | | |
California—(continued)

Twin Rivers Unified School District (School Facility Bridge); Series 2007, COP (INS-AGM) (a)(d)	3.50%	05/31/13	$500	$498,705

Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (c)	0.00%	04/01/14	450	407,660

				15,577,118

Colorado—3.46%

Arkansas River Power Authority; Series 2006, Power Improvement RB (INS-SGI) (a)	5.25%	10/01/40	850	713,396

Denver (City & County of) (Department of Aviation); Series 2000 A, Ref. Airport System RB (INS-AMBAC) (a)(b)	6.00%	11/15/18	2,080	2,087,384

Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	325	293,820

				3,094,600

Connecticut—0.53%

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K2, RB (INS-NATL) (a)	5.00%	07/01/25	475	474,012

District of Columbia—1.64%

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Sub. Lien Public Utility RB (INS-AGC) (a)	5.00%	10/01/28	425	429,420

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. RB (INS-AGM) (a)(b)	5.00%	10/01/20	1,000	1,039,970

				1,469,390

Florida—11.09%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	2,000	1,829,940

Broward (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	4,000	3,905,360

Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	700	733,495

Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	485	438,333

Jacksonville (City of); Series 2003 C, Ref. RB (INS-NATL) (a)(b)	5.25%	10/01/20	1,700	1,713,107

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	365	344,834

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	500	470,275

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	500	483,240

				9,918,584

Georgia—1.06%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,000	945,310

Hawaii—5.34%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. and Subsidiary) Series 2003 B, Ref. Special Purpose RB (INS-SGI) (a)(b)	5.00%	12/01/22	3,000	2,741,010

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.25%	03/01/26	2,041	2,041,280

				4,782,290

Idaho—1.49%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center);
Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	550	513,618

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	790	820,059

				1,333,677

Illinois—10.37%

Chicago (City of) (Chicago O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(b)	5.38%	01/01/32	2,000	1,806,880

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	525	506,478

DuPage Community Unit School District No. 200 (Wheaton-Warrenville); Series 2003 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	10/01/22	485	513,567

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
| | | |
Illinois—(continued)

Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	07/01/21	$3,000	$2,980,980

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	505	520,498

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	400	374,052

Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	2,500	2,267,175

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	325	308,779

				9,278,409

Iowa—1.40%

Iowa (State of)(IJOBS Program);
Series 2009 A, Special Obligation RB (e)(f)	5.00%	06/01/25	721	721,161

Series 2009 A, Special Obligation RB (e)(f)	5.00%	06/01/26	536	535,904

				1,257,065

Kansas—0.46%

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	410	407,511

Louisiana—2.18%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	500	487,120

Louisiana (State of) Offshore Terminal Financing Authority (Loop LLC); Series 2007 B-2, Deepwater Port RB (d)	4.30%	10/01/11	500	507,765

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	959,830

				1,954,715

Massachusetts—3.14%

Massachusetts (State of) Development Finance Agency (SEAMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/16	2,750	2,812,617

Michigan—3.10%

Detroit (City of); Series 2001 A, Sr. Lien Water Supply System RB (INS-NATL) (a)	5.00%	07/01/30	2,000	1,770,240

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	560	547,613

Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	450	453,190

				2,771,043

New Jersey—1.88%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	210	190,180

New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	465	489,910

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,000	1,001,310

				1,681,400

New York—8.60%

Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	325	292,227

New York (City of) Municipal Water Finance Authority; Series 2005 C, Water and Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,013,450

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,059,833

New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	750	759,135

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	365	366,223

New York (State of) Dormitory Authority; Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,141,261

New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	3,000	3,060,300

				7,692,429

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
| | | |
Ohio—2.12%

Cleveland (City of); Series 2008 B-2, Public Power System RB (INS-NATL) (a)(c)	0.00%	11/15/26	$1,275	$516,961

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	1,000	883,500

Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/35	225	204,845

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	270	288,306

				1,893,612

Oklahoma—2.79%

Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(g)	0.29%	08/15/33	2,500	2,500,000

Oregon—1.30%

Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/22	1,120	1,161,328

Pennsylvania—2.69%

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (d)	3.70%	05/01/15	450	444,456

Pennsylvania (State of) Turnpike Commission; Series 2004 A, Turnpike RB (INS-AMBAC) (a)	5.00%	12/01/34	1,000	933,960

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,029,570

				2,407,986

Puerto Rico—1.02%

Puerto Rico Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (d)(h)	5.00%	08/01/11	455	465,611

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	500	449,080

				914,691

South Carolina—1.17%

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)	5.00%	01/01/21	1,000	1,050,110

Texas—8.74%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	185,120

Dallas Area Rapid Transit; Series 2001, Sr. Lien Sales Tax RB (d)(h)	5.00%	12/01/11	665	689,838

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	310	317,471

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(c)	0.00%	09/01/27	1,400	524,398

Houston (City of); Series 2004 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	1,730	1,814,632

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	460	469,223

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(c)	0.00%	01/01/29	2,725	886,006

San Antonio (City of);
Series 2002, Ref. Water System RB (INS-AGM) (a)	5.00%	05/15/28	2,000	2,001,080

Series 2002 A, Water System RB (INS-AGM) (a)	5.00%	05/15/32	950	931,627

				7,819,395

Virginia—0.60%

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	275	257,733

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	300	276,687

				534,420

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
| | | |
Washington—5.02%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	$1,000	$941,150

Washington (State of) Health Care Facilities Authority; Series 2007 D, VRD Multicare Health System RB (INS-AGM) (a)(g)	0.27%	08/15/41	1,000	1,000,000

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	1,241	1,243,216

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	1,307	1,304,693

				4,489,059

West Virginia—0.45%

West Virginia (State of) Economic Development Authority (Appalachian Power Company — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (d)	5.38%	12/01/20	450	405,963

TOTAL INVESTMENTS (i)—103.49% (Cost $95,680,259)				92,597,512

OTHER ASSETS LESS LIABILITIES—0.42%				380,555

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (3.91)%

Notes with interest rates ranging from 0.29% to 0.30% at 01/31/11 and contractual maturities of collateral ranging from 06/01/25 to 08/01/30 (See Note 1D) (j)				(3,500,000)

NET ASSETS—100.00%				$89,478,067

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Capital appreciation bond. Security traded on a discount basis.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(f)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
|
National Public Finance Guarantee Corp.	26.97%
Assured Guaranty Municipal Corp.	25.54%
American Municipal Bond Assurance Corp.*	17.09%
Assured Guarantee Corp.	9.45%

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $5,846,254 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $3,500,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured Municipal Securities

D.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Insured Municipal Securities

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ending January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	92,597,512	—	92,597,512

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$654,154

Aggregate unrealized (depreciation) of investment securities	(3,718,161)

Net unrealized appreciation (depreciation) of investment securities	$(3,064,007)

Cost of investments for tax purposes is $95,661,519.
Invesco Insured Municipal Securities

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.